AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 2015

File No. 333-198170

File No. 811-22986

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)

PRE-EFFECTIVE AMENDMENT NO. ( )

POST-EFFECTIVE AMENDMENT NO. 1 (X)

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)

AMENDMENT NO. 3 (X)

ETFS TRUST

(Exact Name of Registrant as Specified in Charter)

48 Wall Street

New York, New York 10005

(Address of Principal Executive Offices, Zip Code)

212-918-4955

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

Benoit Autier ETF Securities Advisors LLC 48 Wall Street New York, New York 10005	W. John McGuire Morgan, Lewis and Bockius LLP 2020 K Street NW Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

  X immediately upon filing pursuant to paragraph (b) of rule 485

___ on (date) pursuant to paragraph (b)(1)(v) of rule 485

___ 60 days after filing pursuant to paragraph (a)(1) of rule 485

___ on (date) pursuant to paragraph (a)(1) of rule 485

___ 75 days after filing pursuant to paragraph (a)(2) of rule 485

___ on (date) pursuant to paragraph (a)(2) of rule 485

___ As soon as practicable after the effective date of this registration statement.

-----------------------

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (the “Funds”), each a separate series of ETFS Trust. The purpose of this filing is to file risk/return summary information for the Funds in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 1 to Registration Statement 333-198170 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 29th day of January, 2015.

ETFS Trust

/s/ Benoit Autier*
Benoit Autier
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date

	/s/ Graham Tuckwell*	Trustee and Chairman of the Board	January 29, 2015
Graham Tuckwell

	/s/ Joe Roxburgh*	Treasurer	January 29, 2015
Joe Roxburgh

	/s/ Stephen O’Grady*	Trustee	January 29, 2015
Stephen O’Grady

	/s/ M. William Thomas*	Trustee	January 29, 2015
M. William Thomas

*By:	/s/ Benoit Autier
Benoit Autier
(Attorney-in-Fact)

EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase